Long-Term Debt (Details)			12 Months Ended				2 Months Ended		10 Months Ended	12 Months Ended						2 Months Ended			12 Months Ended												12 Months Ended																																																		1 Months Ended	2 Months Ended		1 Months Ended		12 Months Ended				12 Months Ended
	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Eurocurrency Rate [Member] Parent Election, Option One [Member]	Dec. 31, 2011 Eurocurrency Rate [Member] Parent Election, Option Two [Member]	Dec. 31, 2011 Eurocurrency Rate [Member] Parent Election, Option Three [Member]	Dec. 31, 2011 Eurocurrency Rate [Member] Parent Election, Option Four [Member]	Dec. 31, 2011 Successor [Member] USD ($)	Sep. 30, 2012 Successor [Member] USD ($)	Nov. 03, 2011 Predecessor [Member] USD ($)	Dec. 31, 2010 Predecessor [Member] USD ($)	Dec. 31, 2009 Predecessor [Member] USD ($)	Nov. 30, 2011 Senior Revolving Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Dollar Term C-1 Facility, Term C-2 Facility, Revolving Credit Facility [Member] Successor [Member] Federal Funds Effective Rate [Member] Greater of, Option Two [Member]	Dec. 31, 2011 Dollar Term C-1 Facility, Term C-2 Facility, Revolving Credit Facility [Member] Successor [Member] Eurocurrency Rate [Member] Greater of, Option Three [Member]	Dec. 31, 2011 Dollar Term C-1 Facility, Term C-2 Facility, Revolving Credit Facility [Member] Successor [Member] Base Rate [Member] Greater of, Option Three [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Euro Term B-1 Facility and Term B-2 Facility [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Term B-2 Facility, Revolving Credit Facility [Member] Successor [Member] Federal Funds Effective Rate [Member] Greater of, Option Two [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Term B-2 Facility, Revolving Credit Facility [Member] Successor [Member] Eurocurrency Rate [Member] Greater of, Option Three [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Term B-2 Facility, Revolving Credit Facility [Member] Successor [Member] Base Rate [Member] Greater of, Option Two [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Term B-2 Facility, Revolving Credit Facility [Member] Successor [Member] Base Rate [Member] Greater of, Option Three [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Euro Term B-1 Facility, Revolving Credit Facility [Member] Successor [Member] Eurocurrency Rate [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Euro Term B-1 Facility, Revolving Credit Facility [Member] Successor [Member] Base Rate [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Successor [Member] Eurocurrency Rate [Member] Minimum [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Successor [Member] Eurocurrency Rate [Member] Maximum [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Successor [Member] Base Rate [Member] Minimum [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Successor [Member] Base Rate [Member] Maximum [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2013 [Member] Successor [Member] USD ($)		Dec. 31, 2010 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2013 [Member] Predecessor [Member] USD ($)		Dec. 31, 2011 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Sep. 30, 2012 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Dec. 31, 2010 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Predecessor [Member] USD ($)	Dec. 31, 2011 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Previously Reported [Member] USD ($)	Sep. 30, 2012 Senior Secured Credit Facility [Member]	Dec. 31, 2011 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2011 Senior Secured Credit Facility [Member] Successor [Member]	Dec. 31, 2011 Senior Secured Credit Facility [Member] Senior Credit Facility - due 2013 [Member] Successor [Member] USD ($)		Dec. 31, 2010 Senior Secured Credit Facility [Member] Senior Credit Facility - due 2013 [Member] Predecessor [Member] USD ($)		Nov. 30, 2011 Senior Secured Credit Facility [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Senior Secured Credit Facility [Member] Senior Dollar Term B-1 Credit Facility - due 2018 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Senior Secured Credit Facility [Member] Senior Euro Term B-1 Credit Facility - due 2018 [Member] Successor [Member] EUR (€)	Sep. 30, 2012 Senior Secured Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Successor [Member]	Dec. 31, 2011 Term Credit Facilities [Member] Successor [Member] Base Rate [Member] Greater of, Option Four [Member]	Sep. 30, 2012 Term Credit Facilities [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Term Credit Facilities [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Term Credit Facilities [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Term Credit Facilities [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Successor [Member] Eurocurrency Rate [Member]	Dec. 31, 2011 Term Credit Facilities [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Successor [Member] Base Rate [Member]	Dec. 31, 2010 Term Credit Facilities [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Predecessor [Member] USD ($)	Dec. 31, 2011 Term Credit Facilities [Member] Dollar B-1Term Facility, Euro B-1 Term Facility [Member] Successor [Member]	Sep. 30, 2012 Term Credit Facilities [Member] Senior Dollar Term B-1 Credit Facility - due 2018 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Term Credit Facilities [Member] Senior Dollar Term B-1 Credit Facility - due 2018 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Term Credit Facilities [Member] Senior Dollar Term B-1 Credit Facility - due 2018 [Member] Successor [Member] USD ($)	Dec. 31, 2010 Term Credit Facilities [Member] Senior Dollar Term B-1 Credit Facility - due 2018 [Member] Predecessor [Member] USD ($)	Sep. 30, 2012 Term Credit Facilities [Member] Senior Euro Term B-1 Credit Facility - due 2018 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Term Credit Facilities [Member] Senior Euro Term B-1 Credit Facility - due 2018 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Term Credit Facilities [Member] Senior Euro Term B-1 Credit Facility - due 2018 [Member] Successor [Member] EUR (€)	Dec. 31, 2010 Term Credit Facilities [Member] Senior Euro Term B-1 Credit Facility - due 2018 [Member] Predecessor [Member] USD ($)	Nov. 07, 2012 Term Credit Facilities [Member] Dollar Term C-1 Facility [Member] Successor [Member] Eurocurrency Rate [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Dollar Term C-1 Facility [Member] Successor [Member] Eurocurrency Rate [Member] Minimum [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Dollar Term C-1 Facility [Member] Successor [Member] Eurocurrency Rate [Member] Maximum [Member]	Nov. 07, 2012 Term Credit Facilities [Member] Dollar Term C-1 Facility [Member] Successor [Member] Base Rate [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Dollar Term C-1 Facility [Member] Successor [Member] Base Rate [Member] Minimum [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Dollar Term C-1 Facility [Member] Successor [Member] Base Rate [Member] Maximum [Member]	Nov. 07, 2012 Term Credit Facilities [Member] Euro Term C-1 Facility [Member] Successor [Member] Eurocurrency Rate [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Euro Term C-1 Facility [Member] Successor [Member] Eurocurrency Rate [Member] Minimum [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Euro Term C-1 Facility [Member] Successor [Member] Eurocurrency Rate [Member] Maximum [Member]	Nov. 07, 2012 Term Credit Facilities [Member] Euro Term C-1 Facility [Member] Successor [Member] Base Rate [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Euro Term C-1 Facility [Member] Successor [Member] Base Rate [Member] Minimum [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Euro Term C-1 Facility [Member] Successor [Member] Base Rate [Member] Maximum [Member]	Nov. 07, 2012 Term Credit Facilities [Member] Senior Term C-2 Credit Facility Due 2016 [Member] Successor [Member] Eurocurrency Rate [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Senior Term C-2 Credit Facility Due 2016 [Member] Successor [Member] Eurocurrency Rate [Member] Minimum [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Senior Term C-2 Credit Facility Due 2016 [Member] Successor [Member] Eurocurrency Rate [Member] Maximum [Member]	Nov. 07, 2012 Term Credit Facilities [Member] Senior Term C-2 Credit Facility Due 2016 [Member] Successor [Member] Base Rate [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Senior Term C-2 Credit Facility Due 2016 [Member] Successor [Member] Base Rate [Member] Minimum [Member]	Mar. 31, 2013 Term Credit Facilities [Member] Senior Term C-2 Credit Facility Due 2016 [Member] Successor [Member] Base Rate [Member] Maximum [Member]	Nov. 30, 2011 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Successor [Member] USD ($)	Sep. 30, 2012 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Successor [Member] Purchased Call Option [Member] Warrant [Member] USD ($)	Nov. 30, 2011 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Successor [Member] Written Call Option [Member] Warrant [Member] USD ($)	Dec. 31, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] USD ($)	Dec. 31, 2010 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] USD ($)	Apr. 21, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] USD ($)	Apr. 15, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] USD ($)	Dec. 31, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] Purchased Call Option [Member] Warrant [Member] option	Apr. 15, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] Purchased Call Option [Member] Warrant [Member] USD ($)	Apr. 15, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] Purchased Call Option [Member] Warrant [Member] Common Stock [Member]	Apr. 15, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] Written Call Option [Member] Warrant [Member] Common Stock [Member]	Sep. 30, 2012 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] Prior to November 1, 2014 [Member]	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] Prior to November 1, 2015 [Member]	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] On or after November 1, 2015 [Member]	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] On or after November 1, 2016 [Member]	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] On or after November 1, 2017 [Member]	Dec. 31, 2010 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Predecessor [Member] USD ($)	Sep. 30, 2012 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] Prior to November 1, 2014 [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] Prior to November 1, 2015 [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] On or after November 1, 2015 [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] On or after November 1, 2016 [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] On or after November 1, 2017 [Member]	Dec. 31, 2010 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Predecessor [Member] USD ($)	Dec. 31, 2011 Beginning March 31, 2012 [Member] Senior Secured Credit Facility [Member]
Sep. 30, 2012
Banks Which Are Not Party To Senior Secured Credit Facility [Member]
Senior Secured Credit Facility [Member]
Senior Revolving Credit Facility - due 2016 [Member]
Successor [Member]
USD ($)

Dec. 31, 2011
Banks Which Are Not Party To Senior Secured Credit Facility [Member]
Senior Secured Credit Facility [Member]
Senior Revolving Credit Facility - due 2016 [Member]
Successor [Member]
USD ($)
																																																																																																																			Sep. 30, 2012 Banks Which Are Party To Senior Secured Credit Facility [Member] Senior Secured Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Banks Which Are Party To Senior Secured Credit Facility [Member] Senior Secured Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Successor [Member] USD ($)
Debt Instrument [Line Items]
Long-term debt, gross	$ 4,759,929,000	$ 4,779,701,000																									$ 0	[1]	$ 0	[1]	$ 0			$ 0					$ 0	[1]	$ 527,333,000	[1]						$ 322,563,000	$ 325,000,000				$ 0		$ 1,617,775,000	$ 1,630,000,000		$ 0	$ 318,890,000	$ 324,000,000		$ 0																				$ 701,000	$ 701,000				$ 690,000,000							$ 1,750,000,000	$ 1,750,000,000							$ 0	$ 750,000,000	$ 750,000,000							$ 0
Less: Discount, net of accretion	(105,647,000)	(116,482,000)																																														(8,189,000)	(9,487,000)				0		(50,434,000)	(55,942,000)		0	(14,063,000)	(15,430,000)		0																				0					(112,543,000)							(28,669,000)	(31,063,000)							0	(4,292,000)	(4,560,000)							0
Long-term Debt	4,654,282,000	4,663,219,000					4,663,219,000			1,104,790,000
Less: Current installments	(23,464,000)	(23,491,000)					(23,491,000)	(23,464,000)		(169,500,000)
Long-term debt, net of current installments and discount	4,630,818,000	4,639,728,000					4,639,728,000	4,630,818,000		935,290,000
Senior Secured Credit Facilities [Abstract]
Credit facility, maximum borrowing capacity																																	200,000,000										325,000,000	1,630,000,000	250,000,000					325,000,000							1,630,000,000				250,000,000
Revolving credit facility, available for letters of credit												75,000,000
Revolving credit facility, available for swing-line loans												25,000,000
Letters of credit, amount outstanding																																			17,900,000																																																																														4,600,000	5,700,000	11,500,000	12,200,000
Credit facility, remaining borrowing capacity																															187,800,000	188,500,000			182,100,000
Credit facility, unused capacity, commitment fee percentage																															0.50%
Interest [Abstract]
Credit facility, variable rate basis																			federal funds effective rate	eurocurrency rate
Credit facility, basis spread on variable rate													0.50%		1.00%		0.50%			1.00%	5.75%	4.75%																													5.25%	4.25%											4.25%	4.00%	4.25%	3.25%	3.00%	3.25%	4.50%	4.25%	4.50%	3.50%	3.25%	3.50%	3.75%	3.50%	3.75%	2.75%	2.50%	2.75%
Credit facility, interest rate floor														1.25%				1.25%
Credit facility, basis spread on variable rate for the next fiscal quarter																							5.25%	5.75%	4.25%	4.75%
Weighted average nominal interest rate for senior secured credit facility																																						6.94%								6.93%
Interest rate added on past due amounts							2.00%
Collateral [Abstract]
Maximum percentage of voting stock (in hundredths)																																					65.00%																																																										65.00%
Present and future real property pledged as collateral																																					20,000,000																																																										20,000,000
Maturity [Abstract]
Quarterly installments as percentage of original principal amount																1.00%
Voluntary Prepayments [Abstract]
Prepayment penalty as a percentage of total prepayment amount																																																	1.00%					1.00%
Mandatory Repayments [Abstract]
Mandatory repayments due to disposition of certain property, percentage of proceeds																100.00%
Mandatory repayments due to issuance or incurrence of debt, percentage of proceeds																100.00%
Mandatory repayments, percentage of excess annual cash flow																50.00%
Mandatory repayments, percentage of excess annual cash flow, first stepdown																25.00%
Mandatory repayments, percentage of excess annual cash flow, second stepdown																0.00%
Covenants [Abstract]
Leverage ratio of debt to EBITDA																																																																																																																8.50
Ratio of EBITDA to interest expense																																																																																																																1.10
10.5% Second Lien Senior Secured Notes and 12.5% Senior Unsecured Notes [Abstract]
Debt instrument, face amount																																																																																						690,000,000		690,000,000								1,750,000,000									750,000,000
Interest rate on senior long-term debt																																															2.25%																																							3.25%		3.25%							10.50%									12.50%
Aggregate principal amount of notes redeemable prior to November 1, 2014																																																																																																	35.00%									35.00%
Debt instrument, redemption price, percentage																																																																																																	110.50%	100.00%	105.25%	102.625%	100.00%					112.50%	100.00%	106.25%	103.125%	100.00%
Redemption price of notes as percentage of principal plus accrued interest in event of change of control																																																																																															101.00%									101.00%
3.25% Convertible Senior Notes and Related Note Hedge and Warrants [Abstract]
Convertible notes, conversion price per $1,000																																																																																	1,456.30
Option Indexed to Issuer's Equity, Indexed Shares																																																																																												13,400,000	13,400,000
Initial conversion price (in dollars per share)																																																																																											$ 51.34
Convertible notes, increase in conversion rate (in dollars per share)																																																																																	1.7834
Repurchase and conversion of convertible notes																																																																																		1,000,000,000
Effective initial conversion price (in dollars per share)																																																																																									$ 60.41
Approximate excess of initial conversion price over closing price (in hundredths)																																																																																									50.00%
Net cost of note hedge and warrants																																																																																						48,700,000
Purchased call options, number issued																																																																																										690,000
Initial conversion ratio (in shares)																																																																																	21.2598									19.4764
Settlement of convertible debt hedges							314,856,000		0	0	0																																																																									314,800,000
Settlement of convertible debt warrants							280,220,000		0	0	0																																																																										280,200,000
Net settlement of convertible debt hedges and convertible debt warrants																																																																																	34,600,000
Interest and Future Maturities [Abstract]
Interest paid, net of cash received from interest rate derivatives							25,100,000		37,600,000	53,300,000	70,000,000
Maturities of Long-term Debt [Abstract]
2012		23,491,000
2013		22,790,000
2014		22,790,000
2015		22,790,000
2016		331,540,000
Thereafter		4,356,300,000
Debt instrument, variable rate basis, interest rate determination period			1 month	2 months	3 months	6 months														1 month
Payment of commitment fees and debt issuance costs							$ 32,300,000
Debt Instrument, Covenant Compliance, Leverage Ratio, Maximum																																				8.4
Debt Instrument, Covenant Compliance, Interest Coverage Ratio, Minimum																																				1.1
Debt Instrument, Covenant Compliance, Leverage Ratio, Actual																																				5.6
Debt Instrument, Covenant Compliance, Interest Coverage Ratio, Actual																																				1.6

[1]	All outstanding amounts were repaid in connection with the Merger completed on November 4, 2011.